Fresh-Start Accounting - Narrative (Details) $ in Thousands	Feb. 28, 2017 USD ($)	Dec. 31, 2017
Reorganizations [Abstract]
Existing voting ownership interest, percentage of shares (less than)	50.00%
Enterprise value	$ 1,278,527
Proved and Unproved Reserves | Discount Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.10
Proved and Unproved Reserves | Forward Curve Pricing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.020